Convertible Notes (Details) - Schedule of Quantitative Information About Significant Unobservable Inputs - Level 3 [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend rate
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)	$ 0.01
Conversion price (in Dollars per share)	$ 0.0097
Volatility (annual)	169.37%
Risk-free rate	39.00%
Years to maturity	25 days
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)	$ 0.0175
Conversion price (in Dollars per share)	$ 0.0175
Volatility (annual)	177.63%
Risk-free rate	1.25%
Years to maturity	50 days